Revenues - Schedule of Company’s Revenues Disaggregated by Service (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 23,081,094	$ 2,940,304	$ 49,450,434	$ 44,684,149
Cloud services and data center managed services [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,388,087	1,832,901	41,404,258	23,587,472
Telecommunication, consultancy and related services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 8,693,007	$ 1,107,403	$ 8,046,176	$ 21,096,677